AMG Yacktman Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2024
	Shares	Value
Common Stocks - 83.2%
Communication Services - 17.1%
Alphabet, Inc., Class C	1,200,000	$200,628,000
Bolloré SE (France)	95,500,000	637,472,340
Comcast Corp., Class A	1,100,000	45,947,000
Fox Corp., Class A	2,400,000	101,592,000
Fox Corp., Class B	3,100,000	120,280,000
News Corp., Class A	7,100,000	189,073,000
The Walt Disney Co.	900,000	86,571,000
Warner Bros Discovery, Inc.*	4,400,000	36,300,000

Total Communication Services		1,417,863,340
Consumer Discretionary - 3.6%
Booking Holdings, Inc.	30,000	126,363,600
eBay, Inc.	1,250,000	81,387,500
Hyundai Mobis Co., Ltd. (South Korea)	550,000	91,088,807

Total Consumer Discretionary		298,839,907
Consumer Staples - 15.6%
Associated British Foods PLC (United Kingdom)	4,000,000	125,010,734
The Coca-Cola Co.	1,300,000	93,418,000
Colgate-Palmolive Co.	700,000	72,667,000
Darling Ingredients, Inc.*	1,005,000	37,345,800
Ingredion, Inc.	1,050,000	144,301,500
Kenvue, Inc.	5,000,000	115,650,000
KT&G Corp. (South Korea)	1,452,810	120,443,560
PepsiCo, Inc.	1,250,000	212,562,500
The Procter & Gamble Co.	1,250,000	216,500,000
Sysco Corp.[1]	920,000	71,815,200
Tyson Foods, Inc., Class A	1,460,000	86,957,600

Total Consumer Staples		1,296,671,894
Energy - 11.5%
Canadian Natural Resources, Ltd. (Canada)	16,400,000	544,644,000
ConocoPhillips	940,200	98,984,256
Devon Energy Corp.	1,201,500	47,002,680
Diamondback Energy, Inc.	830,300	143,143,720
EOG Resources, Inc.	997,400	122,610,382

Total Energy		956,385,038
Financials - 9.4%
The Bank of New York Mellon Corp.	1,800,000	129,348,000
Berkshire Hathaway, Inc., Class B*	340,000	156,488,400
The Charles Schwab Corp.	3,130,000	202,855,300
The Goldman Sachs Group, Inc.	100,000	49,511,000
State Street Corp.	1,800,000	159,246,000
	Shares	Value

Wells Fargo & Co.	1,500,000	$84,735,000

Total Financials		782,183,700
Health Care - 3.6%
Elevance Health, Inc.	290,000	150,800,000
Embecta Corp.	1,600,000	22,560,000
Johnson & Johnson	767,682	124,410,545

Total Health Care		297,770,545
Industrials - 10.5%
Armstrong World Industries, Inc.	735,000	96,601,050
Brenntag SE (Germany)	1,850,000	138,088,683
GrafTech International, Ltd.*	7,000,000	9,240,000
L3Harris Technologies, Inc.	355,000	84,443,850
Lockheed Martin Corp.	195,000	113,989,200
Northrop Grumman Corp.	225,000	118,815,750
Samsung C&T Corp. (South Korea)	700,000	73,318,319
U-Haul Holding Co.*,1	330,000	25,568,400
U-Haul Holding Co., Non-Voting Shares	2,950,000	212,400,000

Total Industrials		872,465,252
Information Technology - 7.9%
Cisco Systems, Inc.	700,000	37,254,000
Cognizant Technology Solutions Corp., Class A	2,600,000	200,668,000
Corning, Inc.	1,100,000	49,665,000
Microsoft Corp.	690,000	296,907,000
Oracle Corp.	330,000	56,232,000
Samsung Electronics Co., Ltd. (South Korea)	200,000	9,347,763

Total Information Technology		650,073,763
Materials - 3.1%
Olin Corp.	2,205,000	105,795,900
Reliance, Inc.	520,000	150,389,200

Total Materials		256,185,100
Utilities - 0.9%
Talen Energy Corp.*	400,000	71,296,000

Total Common Stocks (Cost $4,029,595,504)		6,899,734,539

	Principal Amount
Industrials - 0.0%#
Industrials - 0.0%#
GrafTech Finance, Inc. 4.625%, 12/15/28[2]	$800,000	534,373

Total Corporate Bonds and Notes (Cost $538,126)		534,373

AMG Yacktman Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Preferred Stocks - 6.6%
Consumer Discretionary - 1.4%
Hyundai Motor Co., 8.530% (South Korea)	400,000	$53,773,431
Hyundai Motor Co., 8.830% (South Korea)	523,882	68,145,855

Total Consumer Discretionary		121,919,286
Information Technology - 5.2%
Samsung Electronics Co., Ltd., 2.270% (South Korea)	11,050,000	429,147,857

Total Preferred Stocks (Cost $304,566,646)		551,067,143

	Principal Amount
Short-Term Investments - 10.2%
Joint Repurchase Agreements - 0.1%[3]
Bethesda Securities LLC, dated 09/30/24, due 10/01/24, 5.000% total to be received $2,235,192 (collateralized by various U.S. Government Agency Obligations, 2.500% - 7.026%, 10/01/27 - 01/01/57, totaling $2,279,580)	$2,234,882	2,234,882
Cantor Fitzgerald Securities, Inc., dated 09/30/24, due 10/01/24, 5.000% total to be received $2,235,192 (collateralized by various U.S. Government Agency Obligations, 1.500% - 7.408%, 05/01/26 - 08/20/74, totaling $2,279,580)	2,234,882	2,234,882
CF Secured, LLC, dated 09/30/24, due 10/01/24, 5.000% total to be received $1,175,973 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.070%, 05/15/27 - 07/20/73, totaling $1,199,326)	1,175,810	1,175,810
Marex Capital Markets, Inc., dated 09/30/24, due 10/01/24, 5.000% total to be received $2,235,192 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.750% - 5.500%, 07/15/28 - 09/01/54, totaling $2,279,580)	2,234,882	2,234,882
	Principal Amount	Value

National Bank Financial, Inc., dated 09/30/24, due 10/01/24, 4.900% total to be received $1,150,336 (collateralized by various U.S. Treasuries, 0.375% - 5.000%, 10/01/24 - 09/09/49, totaling $1,173,183)	$1,150,179	$1,150,179

Total Joint Repurchase Agreements		9,030,635
U.S. Government Obligations - 3.9%
U.S. Treasury Bills, 3.225%, 10/03/24[4]	80,000,000	79,979,134
U.S. Treasury Bills, 4.046%, 06/12/25[4]	83,000,000	80,731,928
U.S. Treasury Bills, 4.471%, 03/20/25[4]	85,000,000	83,276,035
U.S. Treasury Bills, 4.590%, 01/23/25[4]	84,000,000	82,820,622

Total U.S. Government Obligations		326,807,719
Repurchase Agreements - 3.1%
Fixed Income Clearing Corp., dated 09/30/24, due 10/01/24, 4.650% total to be received $256,862,174 (collateralized by various U.S. Treasuries, 0.125% - 4.375%, 4/15/25 - 5/15/34, totaling $261,965,590)	256,829,000	256,829,000

	Shares
Other Investment Companies - 3.1%
JPMorgan U.S. Government Money Market Fund, IM Shares, 4.85%[5]	254,128,443	254,128,443

Total Short-Term Investments (Cost $846,050,891)		846,795,797
Total Investments - 100.0% (Cost $5,180,751,167)		8,298,131,852
Other Assets, less Liabilities - (0.0)%#		(3,209,245)
Net Assets - 100.0%		$8,294,922,607

*	Non-income producing security.
#	Less than 0.05% or (0.05)%.
[1]	Some of these securities, amounting to $41,415,758 or 0.5% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, the value of this security amounted to $534,373 or less than 0.05% of net assets.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Represents yield to maturity at September 30, 2024.
[5]	Yield shown represents the September 30, 2024, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

AMG Yacktman Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2024:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Communication Services	$780,391,000	$637,472,340	—	$1,417,863,340
Consumer Staples	1,051,217,600	245,454,294	—	1,296,671,894
Energy	956,385,038	—	—	956,385,038
Industrials	661,058,250	211,407,002	—	872,465,252
Financials	782,183,700	—	—	782,183,700
Information Technology	640,726,000	9,347,763	—	650,073,763
Consumer Discretionary	207,751,100	91,088,807	—	298,839,907
Health Care	297,770,545	—	—	297,770,545
Materials	256,185,100	—	—	256,185,100
Utilities	71,296,000	—	—	71,296,000
Corporate Bonds and Notes†	—	534,373	—	534,373
Preferred Stocks†	—	551,067,143	—	551,067,143
Short-Term Investments
Joint Repurchase Agreements	—	9,030,635	—	9,030,635
U.S. Government Obligations	—	326,807,719	—	326,807,719
Repurchase Agreements	—	256,829,000	—	256,829,000
Other Investment Companies	254,128,443	—	—	254,128,443
Total Investments in Securities	$5,959,092,776	$2,339,039,076	—	$8,298,131,852

†	All corporate bonds and notes and preferred stocks held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes and preferred stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended September 30, 2024, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at September 30, 2024, was as follows:
Country	% of Long-Term Investments
Canada	7.3
France	8.6
Germany	1.8
South Korea	11.3
United Kingdom	1.7
United States	69.3
100.0

AMG Yacktman Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2024, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$41,415,758	$9,030,635	$33,219,137	$42,249,772
The following table summarizes the securities received as collateral for securities lending at September 30, 2024:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-5.250%	10/31/24-11/15/53
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.